FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Interest rate swap agreements
In February 2013, Frontline 2012 entered into six interest rate swaps with Nordea Bank whereby the floating interest rate on an original principal amount of $260.0 million of the then anticipated debt on 12 MR product tanker newbuildings was switched to fixed rate. Six of these newbuildings were subsequently financed from the $466.5 million term loan facility. In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150 million was switched to a fixed rate. The contract has a forward start date of February 2019.
At June 30, 2017, the Company held an asset of $1.6 million (December 31, 2016: $4.4 million) in relation to these agreements. The Company recorded a loss on interest swaps of $3.3 million in the six months ended June 30, 2017 (six months ended June 30, 2016: loss of $13.8 million).

The interest rate swaps are not designated as hedges and are summarized as at June 30, 2017 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
16,683	June 2013	June 2020	1.4025%
49,559	September 2013	September 2020	1.5035%
83,879	December 2013	December 2020	1.6015%
16,120	March 2014	March 2021	1.6998%
16,463	June 2014	June 2021	1.7995%
16,806	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
349,510

Bunker Swap Agreements
From time to time, the Company may enter into bunker swap agreements to hedge the cost of its fuel costs. In August 2015, the Company entered into four bunker swap agreements whereby the fixed rate on 4,000 metric tons per calendar month was switched to a floating rate. The Company is then exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position.The contracts ended in December 2016.

The fair value of these swaps at June 30, 2016 was a payable of $0.6 million (2015: nil). A non-cash gain of $1.5 million was recorded, net of a realized loss on settlement of $1.9 million, in the six months ended June 30, 2016. There was no gain or loss in the six months to June 30, 2017 as the contracts had ended.

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2017 and December 31, 2016 are as follows:

	2017		2016
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	128,411	128,411	202,402	202,402
Restricted cash	1,026	1,026	677	677
Liabilities:
Floating rate debt	1,326,416	1,326,416	992,631	992,631
Fixed rate debt	50,000	49,433	—	—

The estimated fair value of financial assets and liabilities at June 30, 2017 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	128,411	128,411	—	—
Restricted cash	1,026	1,026	—	—
Liabilities:
Floating rate debt	1,326,416	—	1,326,416	—
Fixed rate debt	49,433	—	—	49.433

The estimated fair value of financial assets and liabilities at December 31, 2016 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	202,402	202,402	—	—
Restricted cash	677	677	—	—
Liabilities:
Floating rate debt	992,631	—	992,631	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate fair value.

Restricted cash – the carrying values in the balance sheet approximate fair value.

Floating rate debt - the fair value of floating rate debt has been determined using level 2 inputs and is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

Fixed rate debt - the fair value of fixed rate debt has been determined using level 3 inputs being the discounted expected cash flows of the outstanding debt.

Assets Measured at Fair Value on a Nonrecurring Basis
See Note 4 of the financial statements included in the Company's Annual Report on Form 20-F for the year ended December 31, 2016 for a summary of the estimated fair values of the assets acquired and liabilities assumed on the Merger.

At March 31, 2017 the VLCC Front Circassia and the Suezmax tanker Front Ardenne were measured at a combined fair value of $41.5 million, which was determined using level three inputs being the discounted expected cash flows from the leased vessel at March, 2017. Both vessels have continued to be depreciated on straight line basis in line with the Company's accounting policy in the three months ended June 30, 2017.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate and bunker swap agreements is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both the Company and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, HSBC, Royal Bank of Scotland, DnB Nor Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea and HSBC. However, the Company believes this risk is remote.